Bank Loans	6 Months Ended
Jun. 30, 2021
Federal Home Loan Banks [Abstract]
Bank loans
14.	Bank loans

On June 20, 2019, the Group entered into a facility agreement with China Merchants Bank with a maturity date of June 20, 2020 (“CMB Facility”). On November 5, 2019, the Group entered into a new facility agreement with China Merchants Bank with total facilities of up to RMB100,000 and a maturity date of October 27, 2021 (“New CMB Facility”), which New CMB Facility replaced the CMB Facility. The New CMB Facility was guaranteed by Mr. Zhao Jishuang, Mr. Peng Siguang and Mr. Guo Yupeng, and secured by a pledge of the buildings of the VIEs. As of December 31, 2020, the Group had drawn down RMB30,000, RMB 30,000 and RMB 40,000 under the New CMB Facility, which draws were subject to fixed interest rates of 4.9%,5.0% and 5.0%, respectively. On May 11, 2021, the Group had drawn down RMB27,000 under the facilities, which was subject to a fixed interest rate of 6.5%. The Group paid back RMB3,000 of the loan as of June 30, 2021, and as of such date both loans were fully repaid.

On June 9, 2020, the Group entered into a loan agreement with China Construction Bank with a loan principal of RMB9,900 and a maturity date of July 9, 2021. On July 2, 2020, the Group entered into a loan agreement with China Construction Bank with a loan principal of RMB15,100 and a maturity date of July 2, 2021. As of June 30, 2021, the loan balances were RMB79 and RMB15,100 under the agreements, respectively, both of which are subject to a fixed interest rate of 5.0%. The loans were guaranteed by Shenzhen Yilian Education Investment Co., Ltd., Shenzhen Likeshuo network technology Co., Ltd., Mr. Zhao Jishuang, Mr. Peng Siguang and Mr. Guo Yupeng.

On March 27, 2020, the Group entered into a loan agreement with Postal Savings Bank of China Co., Ltd. with a maturity date of March 26, 2021. As of December 31, 2020, the aggregated draw amounted to RMB5,000 subject to a fixed interest rate of 3.95% per annum. The loan was guaranteed by Mr. Zhao Jishuang, Shenzhen High-tech Investment and Financing Guarantee Co., Ltd., Mr. Zhuo Mo and Shenzhen Instant Education Co., Ltd. This loan was fully repaid upon maturity.

On October 19, 2020, the Group entered into a loan agreement with Industrial Bank Co., Ltd. with a maturity date of October 19, 2021. As of December 31, 2020, the aggregated draw amounted to RMB5,000 subject to a fixed interest rate of 4.35% per annum. The loan was guaranteed by Mr. Zhao Jishuang, Mr. Zhuo Mo, Mr. Peng Siguang, Mr. Guo Yupeng, and Shenzhen Meilian International Education Co., Ltd. The outstanding principal of RMB1,200 drawn under this loan was fully repaid as of June 30, 2021.

Some of the Group’s loan agreements are subject to covenant clauses, pursuant to which the Group was required to meet certain key financial ratios. The Group has fulfilled all such loan covenants as required in these loan agreements.